PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2017
PROPERTY, PLANT AND EQUIPMENT
Schedule of net book value of property, plant and equipment

	Network and base station equipment	Land and buildings	Office equipment, vehicles and other	Construction in progress and equipment for installation	Total
Cost
January 1, 2016	542,530	27,321	49,692	28,966	648,509

Additions	1,350	32	—	47,340	48,722
Put into use	47,894	1,550	5,278	(54,722)	—
Disposal of UMS	(4,152)	(1,309)	(452)	(2,444)	(8,357)
Transfer to assets held for sale	(1,557)	—	(5)	—	(1,562)
Disposal	(20,321)	(426)	(3,201)	(374)	(24,322)
Other	(118)	(200)	269	55	6
Foreign exchange differences	(17,568)	(1,525)	(2,331)	(1,455)	(22,879)

December 31, 2016	548,058	25,443	49,250	17,366	640,117

Additions	2,094	15	302	57,170	59,581
Put into use	48,689	281	4,522	(53,492)	—
Arising on business combinations	10	2	5	—	17
Transfer to assets held for sale	(1,408)	—	(22)	—	(1,430)
Disposal	(27,092)	(684)	(5,460)	(1,315)	(34,551)
Other	327	(69)	(452)	7	(187)
Foreign exchange differences	(4,320)	36	(315)	(242)	(4,841)

December 31, 2017	566,358	25,024	47,830	19,494	658,706

Accumulated amortisation and impairment
January 1, 2016	(300,509)	(7,455)	(37,883)	—	(345,847)

Charge for the year	(53,371)	(1,262)	(5,323)	—	(59,956)
Disposal of UMS	1,121	62	214	—	1,397
Transfer to assets held for sale	846	—	5	—	851
Disposal	19,126	134	2,768	—	22,028
Other	(222)	(182)	227	—	(177)
Foreign exchange differences	12,061	551	1,816	—	14,428

December 31, 2016	(320,948)	(8,152)	(38,176)	—	(367,276)

Charge for the year	(53,258)	(1,114)	(3,929)	—	(58,301)
Effect on assets impairment	(2,175)	(393)	(295)	(764)	(3,627)
Transfer to assets held for sale	940	—	22	—	962
Disposal	24,248	284	5,053	—	29,585
Other	(458)	33	395	—	(30)
Foreign exchange differences	2,892	(79)	231	—	3,044

December 31, 2017	(348,759)	(9,421)	(36,699)	(764)	(395,643)

Net book value
January 1, 2016	242,021	19,866	11,809	28,966	302,662

December 31, 2016	227,110	17,291	11,074	17,366	272,841

December 31, 2017	217,599	15,603	11,131	18,730	263,063